Consolidated Statement of Changes in Shareholders Equity - ARS ($) $ in Millions	Total	Treasury shares [Member]	Inflation adjustment of share capital and treasury shares (i) [Member]	Additional paid in capital from treasury shares [Member]	Legal reserves [Member]	Share premium [Member]	Special reserve resolution CNV 60912 [Member]	Other reserves (ii) [Member]	Retained earnings [Member]	Subtotal [Member]	Noncontrolling Interest	Cost of treasury shares [Member]	Reserve for future dividends [Member]	Currency translation adjustment reserve [Member]	Special reserve [Member]	Other reserves (1) [Member]	Total Other reserves [Member]	Outstanding shares [Member]	Shares to issue [Member]	Warrants [Member]
Balance, amount at Jun. 30, 2023	$ 2,679,018	$ 12	$ 613,823	$ 3,472	$ 69,422	$ 885,595	$ 345,332	$ 81,386	$ 474,803	$ 2,524,544	$ 154,474	$ (22,988)	$ 62,154	$ 1,305	$ 215,227	$ (174,312)	$ 81,386	$ 799	$ 6,553	$ 43,347
Statement [Line Items]
Net loss for the year	(62,937)	0	0	0	0	0	0	0	(54,230)	(54,230)	(8,707)							0	0	0
Other comprehensive loss for the year	(7,103)	0	0	0	0	0	0	(6,733)	0	(6,733)	(370)	0	0	(6,733)	0	0	(6,733)	0	0	0
Total comprehensive loss for the year	(70,040)	0	0	0	0	0	0	(6,733)	(54,230)	(60,963)	(9,077)	0	0	(6,733)	0	0	(6,733)	0	0	0
Assignment of results according to Shareholders? Meeting	0	0	0	0	19,837	0	0	73,685	(93,522)	0	0	0	73,685	0	0	0	73,685	0	0	0
Repurchase of treasury shares	(49,733)	297	0	0	0	0	0	(49,733)	0	(49,733)	0	(49,733)	0	0	0	0	(49,733)	(297)	0	0
Exercise of warrants	3,038	0	60	0	0	5,124	0	0	0	3,038	0							51	0	(2,197)
Issuance of shares	0	(125)	0	(22,481)	0	0	0	22,481	0	0	0	22,481	0	0	0	0	22,481	6,678	(6,553)	0
Capitalization of irrevocable contributions	179	0	0	0	0	0	0	0	0	0	179							0	0	0
Dividend distribution	(418,565)	0	0	0	0	0	0	(107,093)	(303,209)	(410,302)	(8,263)	0	0	0	(107,093)	0	(107,093)	0	0	0
Reserve for share-based payments	0	(1)	0	(179)	0	0	0	179	0	0	0	183	0	0	0	(4)	179	1	0	0
Changes in non-controlling interest	0	0	0	0	0	0	0	(84)	0	(84)	84	0	0	0	0	(84)	(84)	0	0	0
Incorporation of treasury shares	0	51	0	0	0	0	0	0	0	0	0							(51)	0	0
Reimbursement of prescribed dividends	1,856	0	0	0	0	0	0	0	1,856	1,856	0							0	0	0
Balance, amount at Jun. 30, 2024	2,145,753	234	613,883	(19,188)	89,259	890,719	345,332	14,088	25,698	2,008,356	137,397	(50,057)	135,839	(5,428)	108,134	(174,400)	14,088	7,181	$ 0	41,150
Statement [Line Items]
Net loss for the year	261,911	0	0	0	0	0	0	0	260,661	260,661	1,250							0		0
Other comprehensive loss for the year	(1,071)	0	0	0	0	0	0	(808)	0	(808)	(263)	0	0	(808)	0	0	(808)	0		0
Total comprehensive loss for the year	260,840	0	0	0	0	0	0	(808)	260,661	259,853	987	0	0	(808)	0	0	(808)	0		0
Repurchase of treasury shares	(26,046)	115	0	0	0	0	0	(26,046)	0	(26,046)	0	(26,046)	0	0	0	0	(26,046)	(115)		0
Exercise of warrants	9,846	0	98	0	0	17,535	0	0	0	9,846	0							210		(7,997)
Capitalization of irrevocable contributions	314	0	0	0	0	0	0	0	0	0	314							0		0
Reserve for share-based payments	0	0	0	86	0	0	0	(86)	0	0	0	117	0	0	0	(203)	(86)	0		0
Changes in non-controlling interest	185	0	0	0	0	0	0	639	0	639	(454)	0	0	0	0	639	639	0		0
Appropriation of retained earnings - Shareholders' meeting	0	0	0	0	0	0	0	(32,360)	32,360	0	0	0	0	0	(32,360)	0	(32,360)	0		0
Dividends declared	(158,018)	0	0	0	0	0	0	(145,526)	0	(145,526)	(12,492)	0	(72,763)	0	(72,763)	0	(145,526)	0		0
Distribution of treasury shares	0	(257)	0	(66,397)	0	0	0	66,397	0	0	0	66,397	0	0	0	0	66,397	257		0
Reallocation of reserves												0	(63,076)	0	63,076	0	0
Balance, amount at Jun. 30, 2025	2,232,874	92	613,981	(85,499)	89,259	908,254	345,332	(123,702)	318,719	2,107,122	125,752	(9,589)	$ 0	(6,236)	66,087	(173,964)	(123,702)	7,533		33,153
Statement [Line Items]
Net loss for the year	420,977	0	0	0	0	0	0	0	393,510	393,510	27,467							0		0
Other comprehensive loss for the year	(1,749)	0	0	0	0	0	0	(1,321)	0	(1,321)	(428)	0		(1,321)	0	0	(1,321)	0		0
Total comprehensive loss for the year	419,228	0	0	0	0	0	0	(1,321)	393,510	392,189	27,039	0		(1,321)	0	0	(1,321)	0		0
Exercise of warrants	167,666	0	54	0	0	171,019	0	0	0	167,666	0							836		(4,243)
Capitalization of irrevocable contributions	3,341	0	0	0	0	0	0	0	0	0	3,341							0		0
Reserve for share-based payments	1,393	(1)	0	335	0	0	0	1,058	0	1,393	0	1,824		0	0	(766)	1,058	1		0
Changes in non-controlling interest	0	0	0	0	0	0	0	674	0	674	(674)	0		0	0	674	674	0		0
Appropriation of retained earnings - Shareholders' meeting	0	0	0	0	13,067	0	0	29,239	(42,306)	0	0	0		0	29,239	0	29,239	0		0
Dividends declared	(233,820)	0	0	0	0	0	0	0	(219,018)	(219,018)	(14,802)							0		0
Amendment to the exercise terms of warrants issued by the Company (ii)	(170,272)	0	0	0	0	(141,362)	0	0	0	(170,272)	0							0		(28,910)
Balance, amount at Jun. 30, 2026	$ 2,420,410	$ 91	$ 614,035	$ (85,164)	$ 102,326	$ 937,911	$ 345,332	$ (94,052)	$ 450,905	$ 2,279,754	$ 140,656	$ (7,765)		$ (7,557)	$ 95,326	$ (174,056)	$ (94,052)	$ 8,370		$ 0